Fixed Assets (Details) € in Thousands, ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 EUR (€)
Fixed Assets (Details) [Line Items]
Fixed assets	€ 407,982	$ 451,244	₪ 44,750	€ 365,756
Borrowing costs	6,996
Subsidiaries [Member]
Fixed Assets (Details) [Line Items]
Fixed assets	€ 339,821